Share-Based Compensation (Narrative Disclosures) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares available for grant	214,634		214,634
Stock options graded vesting minimum period			4 years
Stock options graded vesting maximum period			8 years
Stock options contractual term			10 years
Stock-based compensation related to stock options recognized in consolidated financial statements	$ 0	$ 0	$ 0	$ 0
Deferred compensation expense yet to be recognized	1,700,000		1,700,000
Period of time that deferred compensation expense will be recognized			3 years 1 month
Share-based compensation			$ 403,000	$ 439,000